OTHER CURRENT AND NON-CURRENT NON-FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL LIABILITIES
Dividend payable	$ 21,584,314	$ 21,679,922
Other	12,189,900	5,328,055
Total	$ 33,774,214	$ 27,007,977